Capital Structure and Related Items - Share capital (Details)	1 Months Ended	6 Months Ended
	Jun. 30, 2018 USD ($)	Jun. 30, 2018 USD ($) item	Jun. 30, 2017 USD ($)	Jun. 30, 2018 kr / shares shares	Aug. 02, 2017 kr / shares
Capital Structure and Related Items
Per share nominal value of an ordinary share | kr / shares				kr 0.01	kr 0.01
Proceeds from issuing shares | $		$ 1,000	$ 49,000
Number of banks in which cash and cash equivalents primarily held | item		2
ADS
Capital Structure and Related Items
Number of share per ADS				2
Ordinary shares
Capital Structure and Related Items
Ordinary shares issued in connection with the exercise of warrants				372,000
Proceeds from issuing shares | $	$ 1,000
Number of shares outstanding				94,700,000